Prepayments and Other Assets (Details) - Prepaid Expenses and Other Current Assets [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Prepayments and Other Assets [Line Items]
Recovery for credit losses		$ 98,150
Provision for credit losses	$ 537	$ 10,699